Right-of-use assets and lease liabilities - Liabilities for leased assets - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Carrying amount - beginning of the year	€ 4,951	€ 5,337
Additions	1,584	2,401
Decreases	(963)	(994)
Currency translation differences	(97)	285
Changes in the scope of consolidation	13	(1,953)
Other changes	(152)	(125)
Carrying amount - end of the year	5,336	4,951
Cash payments for the principal portion of the lease liabilities	963
Cash payments for the interest portion of lease liabilities	255
Current portion of long-term lease liabilities
Lease liabilities
Carrying amount - beginning of the year	884	948
Decreases	(949)	(980)
Currency translation differences	(16)	43
Changes in the scope of consolidation	1	(299)
Other changes	1,208	1,172
Carrying amount - end of the year	1,128	884
Long-term lease liabilities
Lease liabilities
Carrying amount - beginning of the year	4,067	4,389
Additions	1,584	2,401
Decreases	(14)	(14)
Currency translation differences	(81)	242
Changes in the scope of consolidation	12	(1,654)
Other changes	(1,360)	(1,297)
Carrying amount - end of the year	4,208	4,067
Joint operations
Lease liabilities
Carrying amount - beginning of the year	494
Carrying amount - end of the year	480	€ 494
US Dollars
Lease liabilities
Carrying amount - end of the year	3,573
Euro
Lease liabilities
Carrying amount - end of the year	€ 1,608